CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (Parenthetical) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
Foreign currency translation adjustments, tax	$ 0	$ 0	$ 0